Schedule of changes in treasury shares (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares
Disclosure of classes of share capital [line items]
Number of Shares, Outstanding, Beginning balance	45,641,629	45,641,629	45,633,265
Amount, Balance at beginning of the year | ₨		₨ (1,510,974)	₨ (2,379,170)
Number of Shares, Outstanding, Ending balance	62,126,623	62,126,623	45,641,629
Amount, Balance at end of the year	$ (15,903)	₨ (1,163,075)	₨ (1,510,974)
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of Shares, Outstanding, Beginning balance	999	999	999
Amount, Balance at beginning of the year | ₨		₨ 11,219	₨ 11,219
Numbers of Shares, Exercise of options
Amount, Exercise of options | ₨
Number of Shares, Outstanding, Ending balance	999	999	999
Amount, Balance at end of the year | ₨		₨ 11,219	₨ 11,219